Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Significant Balances Between Group and Related Party	The significant balances between the Group and its related party were as follows:
	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from:
Fluency Holding Ltd.	2,611	-
Total	2,611	-